BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Total borrowings
2026	$125
2027	292
2028	157
2029	5,970
2030	457
Thereafter	1,052
Total - principal repayments	$8,053
Deferred financing costs and other accounting adjustments	(209)
Total - December 31, 2025	$7,844
Total - December 31, 2024	$8,490
The following table summarizes the weighted average interest rates and terms of non-recourse borrowings in subsidiaries of the company as at December 31, 2025 and 2024:

	Weighted average rate (%)		Weighted average term (years)		Total
(US$ MILLIONS, except as noted)	2025	2024	2025	2024	2025	2024
Total	9.2%	9.0%	5.3	5.5	$7,844	$8,490
The company enters into interest rate derivatives to mitigate the risk of interest rate movements on its floating rate debt instruments. Refer to Note 26 and Note 27 for additional information on the company’s interest rate derivatives and financial risk management. As at December 31, 2025, the weighted average interest rate of the company’s total non-recourse borrowings including the effect of interest rate derivatives was 9.0%.
The following table summarizes the non-recourse borrowings in subsidiaries of the company by currency as at December 31, 2025 and 2024:

(US$ MILLIONS, except as noted)	2025	Local currency		2024	Local currency
U.S. dollars	$5,772		$5,772	$5,755		$5,755
Brazilian reais	2,072	R$	11,403	1,821	R$	11,277
Australian dollars	—	A$	—	914	A$	1,477
Total	$7,844			$8,490